Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-10-02	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Oct. 02, 2023
Aggregate Erroneous Compensation Not Yet Determined	The Clawback Policy provides for the prompt repayment or forfeiture by current or former executive officers of certain erroneously awarded compensation (“Erroneously Awarded Compensation”) received during an applicable three-year lookback period in the event we are required to prepare an accounting restatement of all or a portion of our consolidated financial statements due to material noncompliance with any financial reporting requirement under the securities laws. Erroneously Awarded Compensation for the purposes of the Clawback Policy generally means the amount of incentive-based compensation received during the fiscal period affected by the restatement by such executive officer that exceeds the amount of incentive-based compensation that would have been received by such executive officer had it been determined based on the restated amounts, without regard to any taxes paid.